UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2016 to January 31, 2016

Commission File Number of issuing entity:	333-203567-01

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-203567

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB8 1.200% Covered Bonds Due 2017	☐	☐	√
Series CB10 1.125% Covered Bonds Due 2016	☐	☐	√
Series CB13 2.000% Covered Bonds Due 2018	☐	☐	√
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB24 Floating Rate Covered Bonds Due 2018	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
January 20, 2016	GBP 865,183.12	Interest	CB23
January 22, 2016	EUR 57,812,500.00	Interest	CB2
January 22, 2016	USD 9,843,750.00	Interest	CB10
January 25, 2016	USD 804,744.44	Interest	CB24

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the Guarantor and the Bank (and together with the Guarantor, the “Registrants”) issued on January 21, 2016, €112,000,000 1.616% Series CB27A Covered Bonds in a Regulation S transaction as a reopening of Series CB27, to be consolidated and form a single Series CB27 with the €298,500,000 1.616% Covered Bonds due December 15, 2034. The lead manager for the transaction was RBC Europe Limited.

The Registrants also issued on January 14, 2016, €100,000,000 1.625% Series CB28 Covered Bonds due January 14, 2036, in a Regulation S transaction. The Series CB28 Covered Bonds were issued under their global covered bond program prospectus and are traded on the London Stock Exchange. The lead manager for the transaction was Goldman Sachs International.

The net proceeds from the sale of the Series CB27A and CB28 Covered Bonds were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 9. Exhibits.

99.1	Monthly Investor Report for January 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	February 16, 2016	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
(Signature) Boris Kogut Managing Director, Head of Asset Securitization